                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                         PROSPECTUS DATED MAY 1, 2001
                                  (FORESIGHT)

This Supplement revises information contained in the prospectus dated May 1, 2001 (as supplemented) for the ForeSight Fixed and Variable Annuity contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                                               Minimum Maximum
                                                                                                               ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                                                   0.34%   1.04%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                                                                      CONTRACTUAL
                                                         DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                            AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                             MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund          0.71%         --          0.33%     --       1.04%         --        1.04%
Invesco Van Kampen V.I. Capital Growth Fund     0.70%         --          0.33%     --       1.03%       0.19%       0.84%/1/
MET INVESTORS SERIES TRUST -- CLASS A
Lord Abbett Bond Debenture Portfolio            0.50%         --          0.03%     --       0.53%         --        0.53%
Oppenheimer Capital Appreciation Portfolio      0.60%         --          0.06%     --       0.66%         --        0.66%
PIMCO Total Return Portfolio                    0.48%         --          0.03%     --       0.51%         --        0.51%
T. Rowe Price Large Cap Value Portfolio         0.57%         --          0.02%     --       0.59%         --        0.59%/2/
METROPOLITAN SERIES FUND, INC. --
CLASS A
BlackRock Bond Income Portfolio                 0.37%         --          0.03%     --       0.40%       0.03%       0.37%/3/
BlackRock Money Market Portfolio                0.32%         --          0.02%     --       0.34%       0.01%       0.33%/4/
MFS(R) Total Return Portfolio                   0.54%         --          0.04%     --       0.58%         --        0.58%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
CLASS
MFS(R) Investors Trust Series                   0.75%         --          0.08%     --       0.83%         --        0.83%
MFS(R) New Discovery Series                     0.90%         --          0.11%     --       1.01%         --        1.01%

--------
/1/ Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary or non-routine items;
(v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.84% of average daily net assets.
/2/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

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

/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

Your available Funds are:

                                                                                           INVESTMENT ADVISER
FUND                                           INVESTMENT OBJECTIVE                          AND SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund Seeks long-term growth of capital.     Invesco Advisers, Inc.
Invesco Van Kampen V.I. Capital
 Growth Fund                           Seeks capital growth.                  Invesco Advisers, Inc.
MET INVESTORS SERIES TRUST -- CLASS A
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
                                       opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Oppenheimer Capital Appreciation       Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of    MetLife Advisers, LLC
                                       capital and prudent investment         Subadviser: Pacific Investment Management
                                       management.                            Company LLC
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation
 Portfolio                             by investing in common stocks          MetLife Advisers, LLC
                                       believed to be undervalued. Income is  Subadviser: T. Rowe Price
                                       a secondary objective.                 Associates, Inc.
METROPOLITAN SERIES FUND, INC. --
CLASS A
BlackRock Bond Income Portfolio        Seeks a competitive total return
                                       primarily from investing in            MetLife Advisers, LLC
                                       fixed-income securities.               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio       Seeks a high level of current income
                                       consistent with preservation of        MetLife Advisers, LLC
                                       capital.                               Subadviser: BlackRock Advisors, LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
MFS(R) VARIABLE INSURANCE TRUST
-- INITIAL CLASS
MFS(R) Investors Trust Series          Seeks capital appreciation.            Massachusetts Financial Services Company
MFS(R) New Discovery Series            Seeks capital appreciation.            Massachusetts Financial Services Company

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

CONTRACT CHARGES

SURRENDER CHARGE

The following sentence is added to this section:

The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

EXCEPTIONS TO SURRENDER CHARGE

The following sentence is added to this section:

You do not pay the surrender charge on withdrawals of required minimum distributions or excess contributions from a Qualified Contract.

ANNUITY BENEFITS

ELECTION OF ANNUITY DATE

We have modified the following section:

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of: (1) the Contract anniversary nearest to the Annuitant's 100th birthday, or (2) the tenth anniversary of the Contract Date. (We may change this requirement.)

DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

The following is added at the end of the first paragraph of this section:

If MetLife Investors USA is presented in good order with notification of your death before any requested transaction is completed (including transactions under dollar cost averaging, portfolio rebalancing or systematic withdrawal programs), we will cancel the request.

BENEFICIARY CONTINUATION

The following is added at the end of this section:

Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payments over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code.

FEDERAL TAX CONSIDERATIONS

ROLLOVERS OF PLAN CONVERSIONS

The following paragraph is added to this section:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

ADDITIONAL INFORMATION

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800--289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


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